OTHER LIABILITIES - Movements in the pension benefits (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in the pension benefits
At the beginning of the year	$ 1,260	$ 1,241
Service cost	53	59
Interest cost	407	438
Actuarial results	(28)	68	$ (397)
RECPAM	(813)	(546)
At the end of the year	$ 879	$ 1,260	$ 1,241